Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	MATRIX ADVISORS VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000720498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAVFX